Revenue Recognition - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Deferred Revenue	$ 7.2	$ 5.2
Minimum [Member] | UNITED STATES
Disaggregation of Revenue [Line Items]
Percentage of Revenue Generated from Customers	90.00%	90.00%	90.00%
Health plans and EAP customers
Disaggregation of Revenue [Line Items]
Accounts Receivable	$ 6.4
Revenue Reserves	4.9
Aged Balances	$ 1.1